FAIR VALUE OF FINANCIAL INSTRUMENTS - INPUTS EXCESS MSRs (Details 2)	6 Months Ended
	Jun. 30, 2013
MSR Pool 11 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	7.40%	[1]
Delinquency	2.30%	[2]
Recapture rate	41.00%	[3]
Excess mortgage servicing amount	0.19%	[4]
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 6
Held through Equity Method Investees (Note 6):
Prepayment speed	18.90%
Delinquency	8.90%
Recapture rate	35.00%
Excess mortgage servicing amount	0.25%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 6 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%
Delinquency	6.00%
Recapture rate	35.00%
Excess mortgage servicing amount	0.23%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 7
Held through Equity Method Investees (Note 6):
Prepayment speed	13.60%
Delinquency	8.00%
Recapture rate	35.00%
Excess mortgage servicing amount	0.16%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 7 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%
Delinquency	5.00%
Recapture rate	35.00%
Excess mortgage servicing amount	0.19%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 8
Held through Equity Method Investees (Note 6):
Prepayment speed	14.90%
Delinquency	7.00%
Recapture rate	35.00%
Excess mortgage servicing amount	0.19%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 8 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%
Delinquency	5.00%
Recapture rate	35.00%
Excess mortgage servicing amount	0.19%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSRs Pool 11
Held through Equity Method Investees (Note 6):
Prepayment speed	13.30%
Delinquency	7.90%
Recapture rate	47.10%
Excess mortgage servicing amount	0.19%
Discount rate	12.50%
Excess Mortgage Servicing Rights Investees | MSR Pool 11 Recapture Agreement
Held through Equity Method Investees (Note 6):
Prepayment speed	10.00%
Delinquency	2.00%
Recapture rate	35.00%
Excess mortgage servicing amount	0.19%
Discount rate	12.50%

[1]	(A) Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
[2]	(B) Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
[3]	(C) Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
[4]	(D) Weighted average total mortgage servicing amount in excess of the basic fee.